UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Net loss for the period	€ (153,358)	€ (55,227)	€ (254,142)	€ (136,864)
Items that will not be reclassified to profit or loss	4	(9)	40	56
Actuarial gains and losses on retirement benefit obligations	4	(9)	40	56
Items that are or may be reclassified subsequently to profit or loss	260	185	818	104
Foreign currency translation differences	260	185	818	104
Other comprehensive income (loss)	264	175	858	161
Total comprehensive income (loss) for the period	€ (153,095)	€ (55,051)	€ (253,284)	€ (136,704)